Janus Investment Fund

INTECH Emerging Markets Managed Volatility Fund	Janus Multi-Sector Income Fund
INTECH Global Income Managed Volatility Fund	Janus Real Return Fund
INTECH International Managed Volatility Fund	Janus Short-Term Bond Fund
INTECH U.S. Managed Volatility Fund	Perkins Large Cap Value Fund
Janus Adaptive Global Allocation Fund	Perkins Mid Cap Value Fund
Janus Diversified Alternatives Fund	Perkins Select Value Fund
Janus Flexible Bond Fund	Perkins Small Cap Value Fund
Janus Global Bond Fund	Perkins Value Plus Income Fund
Janus High-Yield Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Asia Equity Fund	Janus Global Technology Fund
Janus Balanced Fund	Janus Growth and Income Fund
Janus Contrarian Fund	Janus Overseas Fund
Janus Enterprise Fund	Janus Research Fund
Janus Forty Fund	Janus Triton Fund
Janus Global Life Sciences Fund	Janus Venture Fund
Janus Global Real Estate Fund	Perkins Global Value Fund
Janus Global Research Fund	Perkins International Value Fund
Janus Global Select Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Global Allocation Fund – Conservative

Janus Global Allocation Fund – Moderate

Janus Global Allocation Fund – Growth

Janus Global Unconstrained Bond Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix B – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix B – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix B – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

2